UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way, Suite 150
         Brentwood, TN  37027

13F File Number:  28-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

      /s/  Wendy Vasquez     Brentwood, TN     July 28, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $693,101 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111    14747   536449 SH       SOLE                   536449        0        0
ADOBE SYS INC                  COM              00724F101    17309   809208 SH       SOLE                   809208        0        0
AETNA INC NEW                  COM              00817Y108    15494   636820 SH       SOLE                   636820        0        0
ALCON INC                      COM SHS          H01301102    30038   330414 SH       SOLE                   330414        0        0
BECTON DICKINSON & CO          COM              075887109    21825   324585 SH       SOLE                   324585        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    20416   930978 SH       SOLE                   930978        0        0
CISCO SYS INC                  COM              17275R102    27835  1659797 SH       SOLE                  1659797        0        0
COCA COLA CO                   COM              191216100    38731   881253 SH       SOLE                   881253        0        0
CUMMINS INC                    COM              231021106    17700   695488 SH       SOLE                   695488        0        0
DANAHER CORP DEL               COM              235851102    28086   518008 SH       SOLE                   518008        0        0
DISNEY WALT CO                 COM DISNEY       254687106    16073   885051 SH       SOLE                   885051        0        0
EMCOR GROUP INC                COM              29084Q100    13958   812906 SH       SOLE                   812906        0        0
GENERAL DYNAMICS CORP          COM              369550108    26802   644443 SH       SOLE                   644443        0        0
HARRIS CORP DEL                COM              413875105    24738   854813 SH       SOLE                   854813        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      412    58933 SH       SOLE                    58933        0        0
ISHARES INC                    MSCI SPAIN       464286764      220     7310 SH       SOLE                     7310        0        0
ISHARES INC                    MSCI S KOREA     464286772      237     8312 SH       SOLE                     8312        0        0
ISHARES TR                     MSCI ACWI EX     464288240      537    20238 SH       SOLE                    20238        0        0
ISHARES TR                     S&P 100 IDX FD   464287101   113413  3005904 SH       SOLE                  3005904        0        0
ITT CORP NEW                   COM              450911102    24810   644913 SH       SOLE                   644913        0        0
MARATHON OIL CORP              COM              565849106    22024   837719 SH       SOLE                   837719        0        0
MICROSOFT CORP                 COM              594918104    24291  1322320 SH       SOLE                  1322320        0        0
MONSANTO CO NEW                COM              61166W101    42233   508213 SH       SOLE                   508213        0        0
NIKE INC                       CL B             654106103    20293   432785 SH       SOLE                   432785        0        0
NUCOR CORP                     COM              670346105    14895   390216 SH       SOLE                   390216        0        0
ORACLE CORP                    COM              68389X105    40012  2214280 SH       SOLE                  2214280        0        0
POWERSHARES ETF TRUST          VAL LINE TIME    73935X682      114    12400 SH       SOLE                    12400        0        0
QLOGIC CORP                    COM              747277101    16112  1448888 SH       SOLE                  1448888        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    17633   371386 SH       SOLE                   371386        0        0
SOUTHERN COPPER CORP           COM              84265V105    17679  1014841 SH       SOLE                  1014841        0        0
SPDR INDEX SHS FDS             S&P BRIC 40ETF   78463X798      250    16908 SH       SOLE                    16908        0        0
SPDR INDEX SHS FDS             LATIN AMER ETF   78463X707      413    10320 SH       SOLE                    10320        0        0
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400      268     5924 SH       SOLE                     5924        0        0
STRYKER CORP                   COM              863667101    23083   678122 SH       SOLE                   678122        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      200     6125 SH       SOLE                     6125        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      220     5555 SH       SOLE                     5555        0        0